S-K 1603(a) SPAC Sponsor	Aug. 07, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	JATT Ventures III L.P
SPAC Sponsor Form of Organization	Limited Partnership
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Limited Liabilities Partnership Act (As Revised) and other applicable law, our sponsor’s business is focused on investing in us and directly or indirectly providing office space and administrative services to members of our management team.